UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2007

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		April 16, 2007
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	$260,587	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
4,306
122,340
Sole
None
122,340
ALLTEL CORP COM
020039103
3,605
58,144
Sole
None
58,144
ALTRIA GROUP INC COM
02209s103
681
7,755
Sole
None
7,755
AMERICAN CAMPUS CMNTYS COM
024835100
1,492
49,245
Sole
None
49,245
AMERICAN EXPRESS CO COM
025816109
2,175
38,555
Sole
None
38,555
AMERICAN INTL GROUP INC COM
026874107
3,603
53,600
Sole
None
53,600
AQUANTIVE INC COM
03839g105
4,642
166,335
Sole
None
166,335
AT&T INC COM
00206r102
376
9,524
Sole
None
9,524
AVIS BUDGET GROUP COM
053774105
2,758
100,946
Sole
None
100,946
BAKER HUGHES INC COM
057224107
1,739
26,300
Sole
None
26,300
BANK OF AMERICA CORP COM
060505104
798
15,633
Sole
None
15,633
BEAZER HOMES USA INC COM
07556Q105
2,558
88,123
Sole
None
88,123
BIG LOTS INC COM
089302103
6,626
211,842
Sole
None
211,842
BP PLC SPONSORED ADR
055622104
877
13,542
Sole
None
13,542
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
4,109
108,845
Sole
None
108,845
BRINKER INTL INC COM
109641100
5,167
158,022
Sole
None
158,022
BRISTOL-MYERS SQUIBB CO COM
110122108
1,282
46,195
Sole
None
46,195
CAMDEN PPTY TR SH BEN INT
133131102
2,538
36,095
Sole
None
36,095
CATERPILLAR INC DEL COM
149123101
268
4,000
Sole
None
4,000
CENTEX CORP COM
152312104
1,002
23,975
Sole
None
23,975
CHEVRON CORP NEW COM
166764100
2,190
29,605
Sole
None
29,605
CISCO SYS INC COM
17275R102
3,189
124,893
Sole
None
124,893
CITIGROUP INC COM
172967101
2,498
48,661
Sole
None
48,661
COMCAST CORP COM CL A
20030N101
4,553
175,447
Sole
None
175,447
DATATRAK INTL INC COM
238134100
55
10,000
Sole
None
10,000
DUKE REALTY INVT INC COM NEW
264411505
2,317
53,300
Sole
None
53,300
DWS INTL FD INC EMRG MKT
23337r502
1,657
74,287
Sole
None
74,287
DWS INTL FD INC EUROP EQT CL A
23337r601
953
24,549
Sole
None
24,549
E MED FUTURE INC COM
26875d108
1
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
2,443
108,295
Sole
None
108,295
EOG RES INC COM
26875P101
4,876
68,350
Sole
None
68,350
ESTEE LAUDER COS INC COM
518439104
4,572
93,590
Sole
None
93,590
EXXON CORP COM
30231G102
1,261
16,710
Sole
None
16,710
FIRSTMERIT CORP COM
337915102
2,131
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
6,460
97,615
Sole
None
97,615
FRANKLIN RES INC COM
354613101
4,119
34,093
Sole
None
34,093
GATX CORP COM
361448103
5,196
108,695
Sole
None
108,695
GENCORP INC COM
368682100
3,304
238,764
Sole
None
238,764
GENERAL ELEC CO COM
369604103
3,999
113,086
Sole
None
113,086
HALLIBURTON CO COM
406216101
4,708
148,323
Sole
None
148,323
HEWLETT PACKARD CO COM
428236103
4,936
122,973
Sole
None
122,973
HOST HOTELS & RESORTS COM
44107p104
677
25,724
Sole
None
25,724
INTEL CORP COM
458140100
3,619
189,171
Sole
None
189,171
INTERNATIONAL BUS MACH COM
459200101
281
2,976
Sole
None
2,976
J P MORGAN CHASE & CO COM
46625H100
1,600
33,065
Sole
None
33,065
JO-ANN STORES INC COM
47758P307
4,404
161,600
Sole
None
161,600
KENNAMETAL INC COM
489170100
4,195
62,045
Sole
None
62,045
KEYCORP NEW COM
493267108
268
7,142
Sole
None
7,142
KIMBERLY CLARK CORP COM
494368103
376
5,484
Sole
None
5,484
LEHMAN BROS HLDGS INC COM
524908100
3,961
56,535
Sole
None
56,535
LOEWS CORP COM
540424108
2,977
65,532
Sole
None
65,532
LUBRIZOL CORP COM
549271104
3,993
77,485
Sole
None
77,485
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
559
11,950
Sole
None
11,950
MENTOR CORP MINN COM
587188103
2,265
49,245
Sole
None
49,245
MERCK & CO INC COM
589331107
4,537
102,714
Sole
None
102,714
MICROSOFT CORP COM
594918104
214
7,686
Sole
None
7,686
MORGAN STANLEY COM NEW
617446448
750
9,524
Sole
None
9,524
MOTOROLA
620076109
3,598
203,615
Sole
None
203,615
NATIONAL SEMICONDUCTOR COM
637640103
3,661
151,675
Sole
None
151,675
NEWFIELD EXPL CO COM
651290108
4,001
95,931
Sole
None
95,931
NORDSON CORP COM
655663102
4,969
106,960
Sole
None
106,960
NORDSTROM INC COM
655664100
4,099
77,420
Sole
None
77,420
NORTHROP GRUMMAN CORP COM
666807102
2,851
38,418
Sole
None
38,418
OHIO SVGS FINL CORP COM
677502106
1,044
87
Sole
None
87
OMNOVA SOLUTIONS INC COM
682129101
2,803
513,350
Sole
None
513,350
ORACLE CORP COM
68389X105
4,552
251,055
Sole
None
251,055
PETSMART INC COM
716768106
2,662
80,770
Sole
None
80,770
PFIZER INC COM
717081103
808
31,981
Sole
None
31,981
PROCTER & GAMBLE CO COM
742718109
659
10,433
Sole
None
10,433
PROGRESSIVE CORP OHIO COM
743315103
5,154
236,210
Sole
None
236,210
REALOGY CORP COM
75605E100
1,628
54,972
Sole
None
54,972
SCHLUMBERGER LTD COM
806857108
4,441
64,270
Sole
None
64,270
SCHWAB CHARLES CORP NEW COM
808513105
4,571
249,925
Sole
None
249,925
SCUDDER ADVISOR FDS INTL EQUTY INV
23336y409
241
7,271
Sole
None
7,271
SIMON PPTY GROUP NEW COM
828806109
2,349
21,118
Sole
None
21,118
STARWOOD HOTELS&RESORT PAIRED CTF
85590a401
4,334
66,825
Sole
None
66,825
STERIS CORP COM
859152100
3,770
141,927
Sole
None
141,927
TEMPUR PEDIC INTL INC COM
88023u101
6,244
240,250
Sole
None
240,250
TENET HEALTHCARE CORP COM
88033G100
2,477
385,225
Sole
None
385,225
TERADYNE INC COM
880770102
3,546
214,400
Sole
None
214,400
TETRA TECH INC NEW COM
88162G103
5,007
262,716
Sole
None
262,716
TIME WARNER INC COM
887317105
4,712
238,970
Sole
None
238,970
TRANSOCEAN INC COM
G90078109
4,897
59,941
Sole
None
59,941
TRAVELERS COMPANIES COM
89417e109
4,654
89,889
Sole
None
89,889
UBS AG ORD
H89231338
441
7,418
Sole
None
7,418
WACHOVIA CORP 2ND NEW COM
929903102
1,546
28,087
Sole
None
28,087
WALT DISNEY CO COM
254687106
5,258
152,707
Sole
None
152,707
WILD OATS MARKETS INC COM
96808B107
6,076
333,827
Sole
None
333,827
WINDSTREAM CORP COM
97381W104
650
44,245
Sole
None
44,245
WYNDHAM WORLDWIDE CORP COM
98310W108
2,191
64,148
Sole
None
64,148